CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) RUB in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB	Dec. 31, 2014 RUB
Interest Expense	$ 19.9	RUB 1,208	RUB 1,293	RUB 1,091
Share-based compensation expenses	56.4	3,422	2,718	1,210
Cost of revenues
Share-based compensation expenses	3.2	193	168	101
Product development
Share-based compensation expenses	36.9	2,238	1,860	780
Sales, general and administrative
Share-based compensation expenses	$ 16.3	RUB 991	RUB 690	RUB 329